Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005442
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%	5.50%	7.84%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%	5.95%	7.83%